INCOME TAXES (Narrative) (Details) (State and Local Jurisdiction [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Tax Year 2022 [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	$ 8.2
Net operating loss carryforward, expiration date	Dec. 31, 2022
Tax Year 2023 [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	3.4
Net operating loss carryforward, expiration date	Dec. 31, 2023
Tax Year 2025 [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	$ 2.3
Net operating loss carryforward, expiration date	Dec. 31, 2025